FINANCIAL INSTRUMENTS - Liquidity risk (Details) - CAD ($)	Mar. 31, 2022	Mar. 31, 2021
FINANCIAL INSTRUMENTS
Cash and cash equivalents	$ 63,720,102	$ 38,469,057
Liquidity risk
FINANCIAL INSTRUMENTS
Cash and cash equivalents	$ 64,496,653